FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES SUPER SENIOR CREDIT (Details) - Senior Secured Notes - Atento Luxco 1, S.A. [member]	10 Months Ended
Dec. 31, 2021
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Average Term	1 year 6 months
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Average Term	4 years 6 months